Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company

Note 23. Condensed Financial Information of Parent Company

Financial information pertaining only to Bay Banks of Virginia, Inc. is as follows:

(Dollars in thousands)
	December 31, 2015	December 31, 2014
Condensed Balance Sheets
Assets
Cash and due from non-affiliated banks	$149	$2,445
Interest-bearing deposits	1,902	—
Securities available-for-sale, at fair value	2,480	—
Investments in subsidiaries	41,591	35,625
Other assets	1,920	1,732

Total assets	$48,042	$39,802

Liabilities and Shareholders’ Equity
Liabilities
Subordinated debt	$6,844	$—
Deferred directors’ compensation	477	414
Other liabilities	1,152	150

Total liabilities	8,473	564

Total shareholders’ equity	39,569	39,238

Total liabilities and shareholders’ equity	$48,042	$39,802

(Dollars in thousands)	Years ended December 31,
	2015	2014
Condensed Income Statements
Interest income	$6	$—
Interest expense	279	—

Net interest expense	(273)	—
Non-interest income	629	641
Non-interest expense	839	622

(Loss) income before income taxes and equity in undistributed earnings of subsidiaries	(483)	19
Income tax (benefit) expense	(28)	5

Income (loss) before equity in undistributed earnings of subsidiaries	(455)	14

Equity in undistributed earnings of subsidiaries	821	1,816

Net income	$366	$1,830

(Dollars in thousands)	Years ended December 31,
	2015	2014
Condensed Statements of Cash Flows
Cash Flows from Operating Activities:
Net income	$366	$1,830
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs	10	—
Stock-based compensation	63	20
Equity in undistributed earnings of subsidiaries	(821)	(1,816)
Increase in other assets	(187)	(467)
Net change in deferred directors’ compensation	63	77
Increase in other liabilities	1	17

Net cash used in operating activities	(505)	(339)

Cash Flows from Investing Activities:
Purchase of securities available-for-sale	(2,480)	—
Investment in subsidiaries	(4,000)	(1,100)

Net cash used in investing activities	(6,480)	(1,100)

Cash Flows from Financing Activities:
Proceeds from the issuance of subordinated debt	6,834	—
Repurchase of common stock	(243)	—

Net cash provided by financing activities	6,591	—

Net decrease in cash and due from banks	(394)	(1,439)
Cash and cash equivalents at January 1	2,445	3,884

Cash and cash equivalents at December 31	$2,051	$2,445

As of December 31, 2015, the Company had accrued a capital contribution to the Bank of $1.0 million. This accrual was settled on January 4, 2016.